S000083386 [Member] Investment Strategy - iShares Energy Storage & Materials ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the STOXX Global Energy Storage and Materials Index (the “Underlying Index”), which measures the performance of equity securities of companies involved in energy storage solutions aiming to support the transition to a low carbon economy, including hydrogen, fuel cells, and batteries as determined by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of U.S. and non-U.S. equity securities selected from the STOXX World AC
All Cap Index (the “Parent Index”). The Parent Index is composed of large-, mid- and small capitalization stocks from developed and emerging markets.
To construct the Underlying Index, the Index Provider begins with common equity securities (including depositary receipts) from the Parent Index and selects stocks belonging to the eligible country list which have an adjusted free-float market capitalization of greater than $200 million and a 3-month median daily traded value greater than $1 million. The Index Provider selects companies involved in the energy storage solutions theme using a combination of revenue exposure as defined by the FactSet Revere Business and Industry Classification System (“RBICS”), and patent exposure as assessed using EconSight’s patent data. The patent dataset provides a taxonomy that classifies patent filings around the world into specific technology categories.
The Index Provider defines two lists of eligible RBICS Level 6 sectors: Extended RBICS and Core RBICS. Extended RBICS Level 6 sectors are areas of operation which: have a direct link to the theme; are well positioned for the theme evolution, with existing infrastructure and expertise in place; are expected to drive the innovation and viability of energy storage and hydrogen economy solutions; and/or manufacture specialty materials and chemicals for the end products, such as batteries and fuel cells. Core RBICS are a subset of Extended RBICS Level 6 sectors with a direct link to the theme. The patent exposure selection involves using EconSight’s patent data to assess a company’s patent holdings for involvement in the energy storage solutions and hydrogen economy technologies theme.
The Index Provider first selects companies with 25% or more revenue exposure from the Extended RBICS sectors to create the pre-selection list. The Index Provider  further assesses the companies for their exposure to Core RBICS Level 6 sectors and their patent exposure in the areas related to energy storage and hydrogen economy technologies.
For patent exposure-based selection, the active patents for each technology are captured according to specialized patent-based analysis. The patent metrics used to assess a company's involvement in the theme are High Quality Patents and Patent Specialization. High Quality Patents is defined as the number of active patents that a company holds that fall in the top 10% in terms of patent quality within a defined technology. Patent quality is the product of citations (a measure of technology relevance) and countries covered within the patent (market coverage). Citations can be viewed as an external assessment of how competitors assessed the importance of a patent. Market coverage is seen as an internal assessment of how patents owners assessed the importance of their own invention. Both indicators are weighted so that newer citations or larger countries are more relevant. The High-Quality Patents metric allows for comparisons of patent strength between individual companies. Patent Specialization is defined as the total number of a company's active patents associated with the technologies in the theme divided by the total number of the company's active patents. It provides an indication of the importance of the technologies to the overall patent activities of the company and is a measure of technological innovation.
The Index Provider selects index constituents from the pre-selection list using a tiered approach, consisting of Tier 1a, Tier 1b and Tier 2. STOXX classifies Tier 1a companies as those that have 25% or more aggregated revenue exposure from the Core RBICS list. The Index Provider then uses High Quality Patents and Patent Specialization metrics to select securities for inclusion in Tier 1b and Tier 2. Only companies that have 50% or more revenue exposure from the Extended RBICS list are assessed for inclusion in Tier 1b. Companies included in Tier 1b must rank in the top 10% in terms of High-Quality Patent ownership and/or have Patent Specialization greater than or equal to 25%. The Index Provider then assesses all remaining companies in the pre-selection list for inclusion in Tier 2. Tier 2 includes companies ranked in the top 30% in terms of High-Quality Patent ownership and/or companies with Patent Specialization greater than or equal to 25%.
In addition, the Index Provider excludes all companies that Sustainalytics, a provider of business intelligence on environmental, social, and governance risks, identifies as: violating or being at risk of violating commonly accepted international norms and standards or other exclusion guidelines based on a company’s compliance with the United Nations Global Compact Principles, the Organisation for Economic Co-operation and Development Guidelines for Multinational Enterprises and the
UN Guiding Principles on Business and Human Rights, and their underlying conventions (collectively, “Global Standards Screening”); being involved with certain controversial weapons, small arms, oil sands, thermal coal and tobacco products; or having a Sustainalytics Controversy Rating of “Category 5 (Severe).”
After the index constituents’ initial weighting, the Index Provider applies weights against their tier group level, company level and concentration capping limits.  The Index Provider applies a maximum of 20% weighting to Tier 2 companies. The component securities in the Underlying Index are weighted by float-adjusted market capitalization with individual securities capped at 8%, 6% and 4% for Tier 1a, 1b, and 2, respectively. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in June and rebalanced quarterly in September, December and March.
As of July 31, 2025, the Underlying Index consisted of securities of companies in the following countries or regions: Belgium, China, France, Germany, Japan, the Netherlands, Norway, South Korea, Switzerland, Taiwan, and the United States. The Underlying Index may include large-, mid- or small capitalization companies. As of July 31, 2025, the Underlying Index had 63 securities and a significant portion of the index constituents were represented by securities of companies in the industrials and materials industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by STOXX, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.